UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Blenheim Capital Management, L.L.C.

Address:   300 Connell Drive, Suite 5200
           Berkeley Heights, New Jersey 07922


Form 13F File Number: 28-12313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph F. Esposito
Title:  Managing Director
Phone:  (732) 560-6246

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito             Berkeley Heights, New Jersey       5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-122205        Summit Global Management, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      129,054
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------ -------------- --------- --------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------ -------------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
CANADIAN PACIFIC RAILWAY LTD         Common Stock   13645T100     33.00       250 SH       SOLE                      250      0    0
CENTURY ALUMINUM COMPANY             Common Stock   156431108  8,238.00 1,065,000 SH       SOLE                1,065,000      0    0
CHESAPEAKE ENERGY CORP               Common Stock   165167107    153.00     7,500 SH       SOLE                    7,500      0    0
CHINA MING YANG WIND POW-ADS         ADR            16951C108  7,139.00 6,153,907 SH       SOLE                6,153,907      0    0
COBALT INTERNATIONAL ENERGY          Common Stock   19075F106  4,230.00   150,000 SH       SOLE                  150,000      0    0
CONCHO RESOURCES INC                 Common Stock   20605P101  1,461.00    15,000 SH       SOLE                   15,000      0    0
FREEPORT-MCMORAN COPPER              Common Stock   35671D857  3,740.00   113,000 SH       SOLE                  113,000      0    0
HUDBAY MINERALS INC                  Common Stock   443628102 17,782.00 1,850,000 SH       SOLE                1,850,000      0    0
ISHARES MSCI AUSTRALIA INDEX         ETF            464286103     27.00     1,000 SH       SOLE                    1,000      0    0
ISHARES MSCI BRAZIL CAPPED INDEX     ETF            464286400 10,896.00   200,000 SH       SOLE                  200,000      0    0
FUND
MCDERMOTT INTL INC                   Common Stock   580037109    110.00    10,000 SH       SOLE                   10,000      0    0
OCEAN RIG UDW INC                    Common Stock   Y64354205    322.00    20,000 SH       SOLE                   20,000      0    0
OWENS-ILLINOIS INC                   Common Stock   690768403     53.00     2,000 SH       SOLE                    2,000      0    0
PETROLEO BRASILEIRO S.A.-ADR         ADR            71654V408  4,143.00   250,000 SH       SOLE                  250,000      0    0
ROCKWOOD HOLDINGS INC                Common Stock   774415103     65.00     1,000 SH       SOLE                    1,000      0    0
SEADRILL LTD                         Common Stock   G7945E105    186.00     5,000 SH       SOLE                    5,000      0    0
SPDR S&P HOMEBUILDERS ETF            ETF            78464A888 12,084.00   402,000 SH       SOLE                  402,000      0    0
SPDR S&P METALS & MINING ETF         ETF            78464A755 20,195.00   500,000 SH       SOLE                  500,000      0    0
STILLWATER MINING CO                 Common Stock   86074Q102    884.00    68,400 SH       SOLE                   68,400      0    0
TECK COMINCO LTD-CL B                Common Stock   878742204 21,969.00   780,132 SH       SOLE                  780,132      0    0
THOMPSON CREEK METALS CO INC         Common Stock   884768102  3,300.00 1,100,000 SH       SOLE                1,100,000      0    0
VALE SA-SP ADR                       ADR            91912E105  4,323.00   250,000 SH       SOLE                  250,000      0    0
VANGUARD FTSE EMERGING MARKE         ETF            922042858  7,721.00   180,000 SH       SOLE                  180,000      0    0


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